Employee Benefits (Details) - Schedule of compliance bonuses provision - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Compliance Bonuses Provision Abstract
Balances as of January 1	$ 53,069	$ 43,941
Net provisions established	66,818	49,652
Provisions used	(46,683)	(40,524)
Total	$ 73,204	$ 53,069